Significant subsidiaries and equity method investments (Tables)	12 Months Ended
Dec. 31, 2014
Significant subsidiaries and equity method investments
Significant subsidiaries
Equity interest in %	Company name	Domicile	Currency	Nominal capital in million
as of December 31, 2014
	Credit Suisse Group AG
100	BANK-now AG	Horgen, Switzerland	CHF	30.0
100	Credit Suisse AG	Zurich, Switzerland	CHF	4,399.7
100	Credit Suisse Trust AG	Zurich, Switzerland	CHF	5.0
100	Credit Suisse Trust Holdings Limited	St. Peter Port, Guernsey	GBP	2.0
100	CS LP Holding AG	Zug, Switzerland	CHF	0.1
100	Inreska Limited	St. Peter Port, Guernsey	GBP	3.0
100	Neue Aargauer Bank AG	Aarau, Switzerland	CHF	134.1
88	Savoy Hotel Baur en Ville AG	Zurich, Switzerland	CHF	7.5
	Credit Suisse AG
100	AJP Cayman Ltd.	George Town, Cayman Islands	JPY	8,025.6
100	Banco Credit Suisse (Brasil) S.A.	São Paulo, Brazil	BRL	53.6
100	Banco Credit Suisse (México), S.A.	Mexico City, Mexico	MXN	1,716.7
100	Banco de Investimentos Credit Suisse (Brasil) S.A.	São Paulo, Brazil	BRL	164.8
100	Boston Re Ltd.	Hamilton, Bermuda	USD	2.0
100	CJSC Bank Credit Suisse (Moscow)	Moscow, Russia	USD	37.8
100	Column Financial, Inc.	Wilmington, United States	USD	0.0
100	Credit Suisse (Australia) Limited	Sydney, Australia	AUD	34.1
100	Credit Suisse (Brasil) Distribuidora de Titulos e Valores Mobiliários S.A.	São Paulo, Brazil	BRL	5.0
100	Credit Suisse (Brasil) S.A. Corretora de Titulos e Valores Mobiliários	São Paulo, Brazil	BRL	98.4
100	Credit Suisse (Deutschland) Aktiengesellschaft	Frankfurt, Germany	EUR	130.0
100	Credit Suisse (France)	Paris, France	EUR	52.9
100	Credit Suisse (Gibraltar) Limited	Gibraltar, Gibraltar	GBP	5.0
100	Credit Suisse (Channel Islands) Limited	St. Peter Port, Guernsey	USD	6.1
100	Credit Suisse (Hong Kong) Limited	Hong Kong, China	HKD	13,758.0
100	Credit Suisse (Italy) S.p.A.	Milan, Italy	EUR	139.6
100	Credit Suisse (Luxembourg) S.A.	Luxembourg, Luxembourg	CHF	150.0
100	Credit Suisse (Monaco) S.A.M.	Monte Carlo, Monaco	EUR	18.0
100	Credit Suisse (Poland) SP. z o.o	Warsaw, Poland	PLN	20.0
100	Credit Suisse (Qatar) LLC	Doha, Qatar	USD	24.0
100	Credit Suisse (Singapore) Limited	Singapore, Singapore	SGD	743.3
100	Credit Suisse (UK) Limited	London, United Kingdom	GBP	245.2
100	Credit Suisse (USA), Inc.	Wilmington, United States	USD	0.0
100	Credit Suisse Asset Management (UK) Holding Limited	London, United Kingdom	GBP	144.2
100	Credit Suisse Asset Management Immobilien Kapitalanlagegesellschaft GmbH	Frankfurt, Germany	EUR	6.1
100	Credit Suisse Asset Management International Holding Ltd	Zurich, Switzerland	CHF	20.0
100	Credit Suisse Asset Management Investments Ltd	Zurich, Switzerland	CHF	0.1
100	Credit Suisse Asset Management Limited	London, United Kingdom	GBP	45.0
100	Credit Suisse Asset Management, LLC	Wilmington, United States	USD	1,086.8
100	Credit Suisse Business Analytics (India) Private Limited	Mumbai, India	INR	40.0
100	Credit Suisse Capital LLC	Wilmington, United States	USD	737.6
100	Credit Suisse Energy (Canada) Limited	Toronto, Canada	USD	0.0
Significant subsidiaries (continued)
Equity interest in %		Company name	Domicile	Currency	Nominal capital in million
100		Credit Suisse Energy LLC	Wilmington, United States	USD	0.0
100		Credit Suisse Equities (Australia) Limited	Sydney, Australia	AUD	62.5
100		Credit Suisse Finance (India) Private Limited	Mumbai, India	INR	1,050.1
100		Credit Suisse First Boston (Latin America Holdings) LLC	George Town, Cayman Islands	USD	23.8
100		Credit Suisse First Boston Finance B.V.	Amsterdam, The Netherlands	EUR	0.0
100		Credit Suisse First Boston Mortgage Capital LLC	Wilmington, United States	USD	356.6
100		Credit Suisse First Boston Next Fund, Inc.	Wilmington, United States	USD	10.0
100		Credit Suisse Fund Management S.A.	Luxembourg, Luxembourg	CHF	0.3
100		Credit Suisse Fund Services (Luxembourg) S.A.	Luxembourg, Luxembourg	CHF	1.5
100		Credit Suisse Funds AG	Zurich, Switzerland	CHF	7.0
100		Credit Suisse Group Finance (U.S.) Inc.	Wilmington, United States	USD	100.0
100		Credit Suisse Hedging-Griffo Corretora de Valores S.A.	São Paulo, Brazil	BRL	29.6
100		Credit Suisse Holding Europe (Luxembourg) S.A.	Luxembourg, Luxembourg	CHF	32.6
100		Credit Suisse Holdings (Australia) Limited	Sydney, Australia	AUD	53.9
100	[1]	Credit Suisse Holdings (USA), Inc.	Wilmington, United States	USD	4,184.7
100	[2]	Credit Suisse International	London, United Kingdom	USD	13,107.7
100		Credit Suisse Leasing 92A, L.P.	New York, United States	USD	43.9
100		Credit Suisse Life & Pensions AG	Vaduz, Liechtenstein	CHF	15.0
100		Credit Suisse Life (Bermuda) Ltd.	Hamilton, Bermuda	USD	1.0
100		Credit Suisse Loan Funding LLC	Wilmington, United States	USD	0.0
100		Credit Suisse Management LLC	Wilmington, United States	USD	896.8
100		Credit Suisse Principal Investments Limited	George Town, Cayman Islands	JPY	3,324.0
100		Credit Suisse Prime Securities Services (USA) LLC	Wilmington, United States	USD	263.3
100		Credit Suisse Private Equity, LLC	Wilmington, United States	USD	42.2
100		Credit Suisse PSL GmbH	Zurich, Switzerland	CHF	0.0
100		Credit Suisse Securities (Canada), Inc.	Toronto, Canada	CAD	3.4
100		Credit Suisse Securities (Europe) Limited	London, United Kingdom	USD	3,859.3
100		Credit Suisse Securities (Hong Kong) Limited	Hong Kong, China	HKD	530.9
100		Credit Suisse Securities (India) Private Limited	Mumbai, India	INR	2,214.7
100		Credit Suisse Securities (Japan) Limited	Tokyo, Japan	JPY	78,100.0
100		Credit Suisse Securities (Johannesburg) Proprietary Limited	Johannesburg, South Africa	ZAR	0.0
100		Credit Suisse Securities (Malaysia) Sdn. Bhd.	Kuala Lumpur, Malaysia	MYR	100.0
100		Credit Suisse Securities (Moscow)	Moscow, Russia	RUB	97.1
100		Credit Suisse Securities (Singapore) Pte Limited	Singapore, Singapore	SGD	30.0
100		Credit Suisse Securities (Thailand) Limited	Bangkok, Thailand	THB	500.0
100		Credit Suisse Securities (USA) LLC	Wilmington, United States	USD	1,836.1
100		Credit Suisse Services (India) Private Limited	Pune, India	INR	0.1
100		CSAM Americas Holding Corp.	Wilmington, United States	USD	0.0
100		CS Non-Traditional Products Ltd.	Nassau, Bahamas	USD	0.1
100		DLJ LBO Plans Management, LLC	Wilmington, United States	USD	7.8
100		DLJ Mortgage Capital, Inc.	Wilmington, United States	USD	0.0
100		Merban Equity AG	Zug, Switzerland	CHF	0.1
100		SPS Holding Corporation	Wilmington, United States	USD	0.1
99		PT Credit Suisse Securities Indonesia	Jakarta, Indonesia	IDR	235,000.0
98		Credit Suisse Hypotheken AG	Zurich, Switzerland	CHF	0.1
83		Asset Management Finance LLC	Wilmington, United States	USD	341.8
71		Credit Suisse Saudi Arabia	Riyadh, Saudi Arabia	SAR	300.0
1 43 % of voting rights held by Credit Suisse Group AG, Guernsey Branch.
2 80 % of voting rights and 98 % of equity interest held by Credit Suisse AG.
Significant equity method investments
Equity interest in %		Company name	Domicile
as of December 31, 2014
Credit Suisse Group AG
100	[1]	Credit Suisse Group Finance (Guernsey) Limited	St. Peter Port, Guernsey
100	[1]	Credit Suisse Group (Guernsey) I Limited	St. Peter Port, Guernsey
100	[1]	Credit Suisse Group (Guernsey) II Limited	St. Peter Port, Guernsey
100	[1]	Credit Suisse Group (Guernsey) IV Limited	St. Peter Port, Guernsey
50		Swisscard AECS AG	Horgen, Switzerland
25		SECB Swiss Euro Clearing Bank GmbH	Frankfurt, Germany
Credit Suisse AG
33		Credit Suisse Founder Securities Limited	Beijing, China
23		E.L. & C. Baillieu Stockbroking (Holdings) Pty Ltd	Melbourne, Australia
20		ICBC Credit Suisse Asset Management Co., Ltd.	Beijing, China
5	[2]	York Capital Management Global Advisors, LLC	New York, United States
0	[2]	Holding Verde Empreendimentos e Participações S.A.	São Paulo, Brazil
1 Deconsolidated under US GAAP as the Group is not the primary beneficiary.
2 The Group holds a significant noncontrolling interest.

Bank
Significant subsidiaries and equity method investments
Significant subsidiaries
Equity interest in %	Company name	Domicile	Currency	Nominal capital in million
as of December 31, 2014
	Credit Suisse AG
100	AJP Cayman Ltd.	George Town, Cayman Islands	JPY	8,025.6
100	Banco Credit Suisse (Brasil) S.A.	São Paulo, Brazil	BRL	53.6
100	Banco Credit Suisse (México), S.A.	Mexico City, Mexico	MXN	1,716.7
100	Banco de Investimentos Credit Suisse (Brasil) S.A.	São Paulo, Brazil	BRL	164.8
100	Boston Re Ltd.	Hamilton, Bermuda	USD	2.0
100	CJSC Bank Credit Suisse (Moscow)	Moscow, Russia	USD	37.8
100	Column Financial, Inc.	Wilmington, United States	USD	0.0
100	Credit Suisse (Australia) Limited	Sydney, Australia	AUD	34.1
100	Credit Suisse (Brasil) Distribuidora de Titulos e Valores Mobiliários S.A.	São Paulo, Brazil	BRL	5.0
100	Credit Suisse (Brasil) S.A. Corretora de Titulos e Valores Mobiliários	São Paulo, Brazil	BRL	98.4
100	Credit Suisse (Deutschland) Aktiengesellschaft	Frankfurt, Germany	EUR	130.0
100	Credit Suisse (France)	Paris, France	EUR	52.9
100	Credit Suisse (Gibraltar) Limited	Gibraltar, Gibraltar	GBP	5.0
100	Credit Suisse (Channel Islands) Limited	St. Peter Port, Guernsey	USD	6.1
100	Credit Suisse (Hong Kong) Limited	Hong Kong, China	HKD	13,758.0
100	Credit Suisse (Italy) S.p.A.	Milan, Italy	EUR	139.6
100	Credit Suisse (Luxembourg) S.A.	Luxembourg, Luxembourg	CHF	150.0
100	Credit Suisse (Monaco) S.A.M.	Monte Carlo, Monaco	EUR	18.0
100	Credit Suisse (Poland) Sp. z o.o	Warsaw, Poland	PLN	20.0
100	Credit Suisse (Qatar) LLC	Doha, Qatar	USD	24.0
100	Credit Suisse (Singapore) Limited	Singapore, Singapore	SGD	743.3
100	Credit Suisse (UK) Limited	London, United Kingdom	GBP	245.2
100	Credit Suisse (USA), Inc.	Wilmington, United States	USD	0.0
100	Credit Suisse Asset Management (UK) Holding Limited	London, United Kingdom	GBP	144.2
100	Credit Suisse Asset Management Immobilien Kapitalanlagegesellschaft GmbH	Frankfurt, Germany	EUR	6.1
100	Credit Suisse Asset Management International Holding Ltd	Zurich, Switzerland	CHF	20.0
100	Credit Suisse Asset Management Investments Ltd	Zurich, Switzerland	CHF	0.1
100	Credit Suisse Asset Management Limited	London, United Kingdom	GBP	45.0
100	Credit Suisse Asset Management, LLC	Wilmington, United States	USD	1,086.8
100	Credit Suisse Business Analytics (India) Private Limited	Mumbai, India	INR	40.0
100	Credit Suisse Capital LLC	Wilmington, United States	USD	737.6
Significant subsidiaries (continued)
Equity interest in %		Company name	Domicile	Currency	Nominal capital in million
100		Credit Suisse Energy (Canada) Limited	Toronto, Canada	USD	0.0
100		Credit Suisse Energy LLC	Wilmington, United States	USD	0.0
100		Credit Suisse Equities (Australia) Limited	Sydney, Australia	AUD	62.5
100		Credit Suisse Finance (India) Private Limited	Mumbai, India	INR	1,050.1
100		Credit Suisse First Boston (Latin America Holdings) LLC	George Town, Cayman Islands	USD	23.8
100		Credit Suisse First Boston Finance B.V.	Amsterdam, The Netherlands	EUR	0.0
100		Credit Suisse First Boston Mortgage Capital LLC	Wilmington, United States	USD	356.6
100		Credit Suisse First Boston Next Fund, Inc.	Wilmington, United States	USD	10.0
100		Credit Suisse Fund Management S.A.	Luxembourg, Luxembourg	CHF	0.3
100		Credit Suisse Fund Services (Luxembourg) S.A.	Luxembourg, Luxembourg	CHF	1.5
100		Credit Suisse Funds AG	Zurich, Switzerland	CHF	7.0
100		Credit Suisse Group Finance (U.S.) Inc.	Wilmington, United States	USD	100.0
100		Credit Suisse Hedging-Griffo Corretora de Valores S.A.	São Paulo, Brazil	BRL	29.6
100		Credit Suisse Holding Europe (Luxembourg) S.A.	Luxembourg, Luxembourg	CHF	32.6
100		Credit Suisse Holdings (Australia) Limited	Sydney, Australia	AUD	53.9
100	[1]	Credit Suisse Holdings (USA), Inc.	Wilmington, United States	USD	4,184.7
100		Credit Suisse Leasing 92A, L.P.	New York, United States	USD	43.9
100		Credit Suisse Life & Pensions AG	Vaduz, Liechtenstein	CHF	15.0
100		Credit Suisse Life (Bermuda) Ltd.	Hamilton, Bermuda	USD	1.0
100		Credit Suisse Loan Funding LLC	Wilmington, United States	USD	0.0
100		Credit Suisse Management LLC	Wilmington, United States	USD	896.8
100		Credit Suisse Principal Investments Limited	George Town, Cayman Islands	JPY	3,324.0
100		Credit Suisse Prime Securities Services (USA) LLC	Wilmington, United States	USD	263.3
100		Credit Suisse Private Equity, LLC	Wilmington, United States	USD	42.2
100		Credit Suisse PSL GmbH	Zurich, Switzerland	CHF	0.0
100		Credit Suisse Securities (Canada), Inc.	Toronto, Canada	CAD	3.4
100		Credit Suisse Securities (Europe) Limited	London, United Kingdom	USD	3,859.3
100		Credit Suisse Securities (Hong Kong) Limited	Hong Kong, China	HKD	530.9
100		Credit Suisse Securities (India) Private Limited	Mumbai, India	INR	2,214.7
100		Credit Suisse Securities (Japan) Limited	Tokyo, Japan	JPY	78,100.0
100		Credit Suisse Securities (Johannesburg) Proprietary Limited	Johannesburg, South Africa	ZAR	0.0
100		Credit Suisse Securities (Malaysia) Sdn. Bhd.	Kuala Lumpur, Malaysia	MYR	100.0
100		Credit Suisse Securities (Moscow)	Moscow, Russia	RUB	97.1
100		Credit Suisse Securities (Singapore) Pte Limited	Singapore, Singapore	SGD	30.0
100		Credit Suisse Securities (Thailand) Limited	Bangkok, Thailand	THB	500.0
100		Credit Suisse Securities (USA) LLC	Wilmington, United States	USD	1,836.1
100		Credit Suisse Services (India) Private Limited	Pune, India	INR	0.1
100		CSAM Americas Holding Corp.	Wilmington, United States	USD	0.0
100		CS Non-Traditional Products Ltd.	Nassau, Bahamas	USD	0.1
100		DLJ LBO Plans Management, LLC	Wilmington, United States	USD	7.8
100		DLJ Mortgage Capital, Inc.	Wilmington, United States	USD	0.0
100		Merban Equity AG	Zug, Switzerland	CHF	0.1
100		SPS Holding Corporation	Wilmington, United States	USD	0.1
99		PT Credit Suisse Securities Indonesia	Jakarta, Indonesia	IDR	235,000.0
98		Credit Suisse Hypotheken AG	Zurich, Switzerland	CHF	0.1
98	[2]	Credit Suisse International	London, United Kingdom	USD	13,107.7
83		Asset Management Finance LLC	Wilmington, United States	USD	341.8
71		Credit Suisse Saudi Arabia	Riyadh, Saudi Arabia	SAR	300.0
1 43 % of voting rights held by Credit Suisse Group AG, Guernsey Branch.
2 Remaining 2 % held directly by Credit Suisse Group AG. 80 % of voting rights and 98 % of equity interest held by Credit Suisse AG.
Significant equity method investments
Equity interest in %		Company name	Domicile
as of December 31, 2014
Credit Suisse AG
33		Credit Suisse Founder Securities Limited	Beijing, China
23		E.L. & C. Baillieu Stockbroking (Holdings) Pty Ltd	Melbourne, Australia
20		ICBC Credit Suisse Asset Management Co., Ltd.	Beijing, China
5	[1]	York Capital Management Global Advisors, LLC	New York, United States
0	[1]	Holding Verde Empreendimentos e Participações S.A.	São Paulo, Brazil
1 The Bank holds a significant noncontrolling interest.